STATEMENT OF CASH FLOWS IN THE CONSOLIDATED GROUP IN SUMMARY - SEK (kr) kr in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Operating activities
Operating profit (1)	kr 180	kr 257	kr 1,007
Adjustments for non-cash items in operating profit
Adjustments for non-cash items in operating profit	378	50	274
Income tax paid	(92)	(90)	(365)
Changes in assets and liabilities from operating activities	(8,081)	712	8,534
Cash flow from operating activities	(7,615)	929	9,450
Investing activities
Capital expenditures	(7)		(10)
Cash flow from investing activities	(7)		(10)
Financing activities
Change in senior debt	6,861	5,482	(9,919)
Derivatives, net	3,053	(1,465)	(4,931)
Dividend paid		(234)	(234)
Cash flow from financing activities	9,914	3,783	(15,084)
Net cash flow for the period	2,292	4,712	(5,644)
Cash and cash equivalents at beginning of the year	1,231	7,054	7,054
Exchange-rate differences on cash and cash equivalents	144	(133)	(179)
Cash and cash equivalents at end of the year	kr 3,667	kr 11,633	kr 1,231